Long-term Debt and Capital Structure - Schedule of Mandatory Debt Payments (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 4,998		$ 6,774
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 6,757		$ 9,241
Long-term Borrowings [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Total Debt Principal, (CAD equivalent)	650
Long-term Borrowings [Member] | Later than three years and not later than four years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450
Total Debt Principal, (CAD equivalent)	585
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		4,048
Total Debt Principal, (CAD equivalent)	5,257
U.S. Dollar Denominated Unsecured Notes [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 4,998		$ 6,774
Total Debt Principal, (CAD equivalent)	$ 6,492		$ 9,241